Finance Receivable Sale Agreements - Master Purchase and Sale Agreement and Master Transfer Agreement (Details) - Consumer Loan - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Nov. 03, 2017	Nov. 02, 2017
Transfer Agreements and Note Purchase and Security Agreements
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Transfer of financial assets accounted for as sales, amount derecognized		$ 230,000,000
Receivable purchase agreement, remaining unused capacity	$ 0
Gain on loan sales		6,600,000
Purchase and Sale Agreement
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Transfer of financial assets, accounted for as sales, maximum amount eligible to be sold		375,000,000	$ 1,500,000,000.0	$ 375,000,000
Transfer of financial assets accounted for as sales, amount derecognized	343,600,000
Receivable purchase agreement, remaining unused capacity	1,156,400,000
Master Transfer Agreement
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Transfer of financial assets, accounted for as sales, maximum amount eligible to be sold		292,200,000	$ 357,100,000.0
Transfer of financial assets accounted for as sales, amount derecognized	163,700,000
Receivable purchase agreement, remaining unused capacity	324,900,000
Master Purchase and Sale Agreement and Master Transfer Agreement
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Gain on loan sales	$ 21,700,000	$ 600,000